Note 20 - Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

20.           Shareholders’ Equity

During the third quarter of 2012, the Company launched a shareholders’ common stock rights offering, which expired on October 5, 2012.  The Company received gross proceeds of $5.0 million from holders of subscription rights who exercised their basic subscription rights and from holders who exercised the over-subscription privilege. The rights offering was fully subscribed.  Accordingly, the Company issued a total of 555,555 shares of common stock at $9.00 per share to the holders of subscription rights who validly exercised their subscription rights, including pursuant to the exercise of the over-subscription privilege.

On December 23, 2008, pursuant to the Troubled Asset Relief Program (“TARP”) Capital Purchase Program (the “CPP”) under the Emergency Economic Stabilization Act of 2008 (“EESA”), the Company entered into a Letter Agreement, including the Securities Purchase Agreement – Standard Terms, with the United States Department of the Treasury (the “Treasury”) pursuant to which the Company issued and sold, and the Treasury purchased (i) 12,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series B (“Preferred Stock Series B”) and (ii) a ten-year warrant to purchase up to 200,222 shares of the Company’s common stock, no par value, at an initial exercise price of $8.99 per share, for aggregate cash consideration of $12,000,000.  As a result of subsequent stock dividends declared , the shares of common stock initially underlying the warrant were adjusted to 255,540 shares and the initial exercise price was adjusted to $7.044 per share. On October 27, 2010, the Company repurchased from the Treasury all of the outstanding shares of the Preferred Stock Series B.

The warrant issued to the Treasury provides for the adjustment of the exercise price and the number of shares of the Company’s common stock issuable upon exercise pursuant to customary anti-dilution provisions, such as upon stock splits or distributions of securities or other assets to holders of the Company’s common stock, and upon certain issuances of the Company’s common stock at or below a specified price relative to the initial exercise price.  The warrant is immediately exercisable and expires 10 years from the issuance date.  On November 23, 2011, the Treasury held an auction and sold the warrant in a private placement to an unrelated third party purchaser.  At the time of the sale, the number of shares of the Company’s common stock underlying the warrant had been adjusted to 231,782 shares and the exercise price had been adjusted to $7.766 per share as a result of stock dividends.  In connection with the sale, the Company issued two new warrants (a warrant to purchase 197,529 shares at an exercise price of $7.766 per share and a warrant to purchase 34,253 shares at an exercise price of $7.766 per share) to affiliates of the third party purchaser.  Certain terms and conditions of the original warrant issued to the Treasury were modified or deleted in the two new warrants, including, without limitation, the deletion of the anti-dilution provision upon certain issuances of the Company’s common stock at or below a specified price relative to the initial exercise price.  However, the anti-dilution provisions related to stock splits or distributions of securities or other assets to holders of the Company’s common stock remain in place under the two new warrants.  As a result of the declarations of stock dividends to holders of common stock since the issuance of the two new warrants, the shares of common stock underlying the warrants have been adjusted to 255,540 shares (with 217,775 shares underlying one warrant and 37,765 shares underlying the other warrant) and the initial exercise prices for both warrants were adjusted to $7.044 per share.  These two warrants remain outstanding, are immediately exercisable and continue to have an expiration date of December 23, 2018, which was the expiration date of the original warrant issued to the Treasury.

The Board of Governors of the Federal Reserve System has issued a supervisory letter to bank holding companies that contains guidance on when the board of directors of a bank  holding company should eliminate or defer or severely limit dividends including for example when net income available for shareholders for the past four quarters net of previously paid dividends paid during that period is not sufficient to fully fund the dividends. The letter also contains guidance on the redemption of stock by bank holding companies which urges bank holding companies to advise the Federal Reserve of any such redemption or repurchase of common stock for cash or other value which results in the net reduction of a bank holding company’s capital at the beginning of the quarter below the capital outstanding at the end of the quarter.

The two new warrants, which replaced the warrant issued under the TARP CCP, qualify and are accounted for as permanent equity on the Company’s balance sheet.

In July, 2005, the Board of Directors of the Company authorized a common stock repurchase program that allows for the repurchase of a limited number of the company’s shares at management’s discretion on the open market.  The Company undertook this repurchase program in order to increase shareholder value.  During the years ended December 31, 2012 and 2011, the Company repurchased 2,337 and 2,829 shares, respectively, as adjusted for subsequent stock dividends, for an aggregate price of approximately $20,916 and $23,484, respectively.